Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 91,499	$ 168,733
Accounts receivable, net	165,516	220,284
Inventory, net	49,333	47,228
Other current assets and prepaid expenses	42,513	47,356
Total current assets	348,861	483,601
Property, plant and equipment, net	146,557	122,831
Intangible assets, net	683,835	763,976
In-process research and development	647,347	644,713
Goodwill	717,099	704,603
Investments	40,642	41,139
Other assets	5,615	5,756
Total assets	2,589,956	2,766,619
Current liabilities:
Accounts payable	74,307	53,360
Accrued expenses	225,796	174,679
Current portion of lines of credit and notes payable	11,926	11,981
Total current liabilities	312,029	240,020
2033 Senior Notes, net of discount	29,160	43,701
Deferred tax liabilities, net	148,729	165,331
Other long-term liabilities, principally deferred revenue, contingent consideration and lines of credit	256,415	271,134
Total long-term liabilities	434,304	480,166
Total liabilities	746,333	720,186
Equity:
Common Stock - $0.01 par value, 750,000,000 shares authorized; 560,023,745 and 558,576,051 shares issued at December 31, 2017 and 2016, respectively	5,600	5,586
Treasury Stock, at cost - 549,907 and 586,760 shares at December 31, 2017 and 2016, respectively	(1,791)	(1,911)
Additional paid-in capital	2,889,256	2,845,096
Accumulated other comprehensive income (loss)	(528)	(27,009)
Accumulated deficit	(1,048,914)	(775,329)
Total shareholders’ equity	1,843,623	2,046,433
Total liabilities and equity	$ 2,589,956	$ 2,766,619